--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================





Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. for the period May 1, 2002 through October 31, 2002.

The Fund had net assets of $490,966,547 and 3,355 active shareholders as of October 31, 2002.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2002
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Put Bond (b) (1.98%)
------------------------------------------------------------------------------------------------------------------------------------
$  9,710,000  New York State Dormitory Authority - Series PPT-5
              Insured by FHA                                                    10/02/03     1.50%   $  9,710,000           A1+
------------                                                                                         ------------
   9,710,000  Total Put Bond                                                                            9,710,000
------------                                                                                         ------------
Tax Exempt Commercial Paper (5.11%)
------------------------------------------------------------------------------------------------------------------------------------
$  8,000,000  New York City, NY MTA Transportation Facilities BAN - Series A
              LOC ABN AMRO Bank N.A.                                            11/26/02     1.40%   $  8,000,000    P1     A1+
   2,000,000  New York City, NY Municipal Water Authority - Series 6            11/07/02     1.85       2,000,000    P1     A1+
   8,100,000  New York State Environmental Quality
              LOC Bayerische Landesbank/Landesbank Hessen                       11/07/02     1.80       8,100,000  VMIG-1   A1+
   7,000,000  New York State Thruway Authority - Series CP-2                    12/03/02     1.35       7,000,000    P1     A1+
------------                                                                                         ------------
  25,100,000  Total Tax Exempt Commercial Paper                                                        25,100,000
------------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (16.99%)
------------------------------------------------------------------------------------------------------------------------------------
$  9,920,000  Alden, NY Central School District BAN (c)                         06/27/03     1.72%   $  9,921,229
   2,021,000  Arlington, NY Central School District BAN (c)                     11/04/03     1.75       2,021,990
  15,000,000  Homer, NY Central School District BAN                             03/14/03     1.74      15,036,674   MIG-1
   8,010,261  Horseheads, NY Central School  District BAN (c)                   08/15/03     1.45       8,059,893
   7,500,000  Islip, NY UFSD #002 TAN (c)                                       06/26/03     1.72       7,500,938
   5,000,000  Leroy, NY Central School District BAN (c)                         03/19/03     1.65       5,000,926
   9,000,000  Onondage County, NY BOCES RAN - Series A (c)                      06/26/03     1.75       9,001,695
   7,658,585  Perry, NY Central School District (c)                             03/21/03     1.83       7,659,714
  10,000,000  Sachem, NY BAN                                                    07/23/03     1.50      10,062,347   MIG-1
   5,000,000  South Glen Falls, NY Central School District RAN (c)              06/17/03     1.75       5,001,218
   4,150,000  West Seneca, NY BAN (c)                                           06/05/03     1.88       4,167,953
------------                                                                                         ------------
  83,259,846  Total Tax Exempt General Obligation Notes & Bonds                                        83,434,577
------------                                                                                         ------------
Variable Rate Demand Instruments (d) (74.44%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000  Commonwealth of Puerto Rico Public Improvement Bonds
              Tender Option Certificates - Series 2001-1
              Insured by FSA                                                    07/01/27     1.95%   $ 10,000,000           A1+
   5,000,000  Commonwealth of Puerto Rico Public Improvement Bonds
              Tender Option Certificates - Series 2001
              Insured by FSA                                                    07/01/19     1.95       5,000,000           A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,200,000  Dutchess County, NY IDA (Trinity - Pawling School Corp.)
              LOC Allied Irish Bank                                             10/01/32     1.85%   $  1,200,000  VMIG-1
   1,570,000  Great Neck Water Authority Water System RB - Series 1993A
              Insured by FGIC                                                   01/01/20     1.85       1,570,000  VMIG-1   A1+
   1,000,000  Islip, NY Brentwood IDA (c)
              LOC Fleet Bank                                                    05/01/09     1.80       1,000,000
   4,500,000  Jay Street Development Corporation, NY Lease RB
              (Jay Street Project) - Series A
              LOC Morgan Guaranty Trust Company                                 05/01/22     1.80       4,500,000  VMIG-1   A1+
   4,550,000  Jefferson County, NY IDA IDRB (c)
              LOC PNC Bank, N.A.                                                10/01/13     1.90       4,550,000
   1,300,000  Long Island Power Authority RB - Series 7, Subseries 7-A
              Insured by MBIA Insurance Corp.                                   04/01/25     1.81       1,300,000  VMIG-1   A1+
   5,000,000  Long Island Power Authority, NY
              (Electric System) RB - Series 7, Subseries 7-B
              Insured by MBIA Insurance Corp.                                   04/01/25     1.80       5,000,000  VMIG-1   A1+
   1,600,000  Long Island Power Authority, NY RB (Electric System) - Series 2
              LOC Westdeutsche Landesbank/
              State Street Bank & Trust Company                                 05/01/33     1.80       1,600,000  VMIG-1   A1+
  11,300,000  Long Island Power Authority, NY RB (Electric System)
              LOC State Street Bank & Trust Company/Dexia CLF                   05/01/33     1.95      11,300,000  VMIG-1   A1+
   1,270,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993A               07/01/15     1.80       1,270,000  VMIG-1   A1+
     650,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993B               07/01/23     1.80         650,000  VMIG-1   A1+
   2,500,000  Monroe County, NY IDA - Series A
              LOC First Union National Bank                                     06/01/29     1.95       2,500,000  VMIG-1
   2,315,000  New York City Civic Facilities IDA RB
              (Epiphany Community Nursery School Project) - Series 1997
              LOC Bank of New York                                              05/01/11     1.98       2,315,000  VMIG-1
   6,200,000  New York City, NY GO - Series A-5
              LOC KBC Bank                                                      08/01/15     2.00       6,200,000  VMIG-1   A1+
   2,000,000  New York City, NY GO - Series A-7
              LOC Morgan Guaranty Trust Company                                 08/01/21     1.90       2,000,000  VMIG-1   A1+
   2,000,000  New York City, NY GO - Series B - Subseries B-5
              Insured by MBIA Insurance Corp.                                   08/15/22     1.95       2,000,000  VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2002
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  9,000,000  New York City, NY GO - Series E-3
              LOC Westdeutche Landesbank                                        08/01/23     1.90%   $  9,000,000  VMIG-1   A1+
   8,900,000  New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/21     1.95       8,900,000  VMIG-1   A1+
   1,500,000  New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                 08/01/16     2.00       1,500,000  VMIG-1   A1+
   4,500,000  New York City, NY GO - Series F-3
              LOC Morgan Guaranty Trust Company                                 02/15/13     1.85       4,500,000  VMIG-1   A1+
   7,900,000  New York City, NY GO - Series F-6
              LOC Morgan Guaranty Trust Company                                 02/15/18     1.85       7,900,000  VMIG-1   A1+
   1,700,000  New York City, NY GO - Subseries H-3
              Insured by FSA                                                    08/01/20     1.90       1,700,000  VMIG-1   A1+
   2,000,000  New York City, NY GO Bonds - Series B-9
              LOC Chase Manhattan Bank, N.A.                                    08/15/23     1.80       2,000,000  VMIG-1   A1+
   1,655,000  New York City, NY GO Bonds Fiscal 1993 - Series A-6
              LOC Landesbank Hessen                                             08/01/19     1.80       1,655,000  VMIG-1   A1+
   3,000,000  New York City, NY GO Trust Receipts SGB33 - Series 1996F
              Insured by FSA                                                    02/01/19     1.90       3,000,000           A1+
   6,525,000  New York City, NY HDC MHRB (Jane Street Development)
              Collateralized by Federal National Mortgage Association           09/15/28     1.90       6,525,000           A1+
   2,900,000  New York City, NY HDC Residential RB
              (Montefiore Medical Center) - Series 1993A
              LOC Chase Manhattan Bank, N.A.                                    05/01/30     1.85       2,900,000           A1
   5,000,000  New York City, NY HFA RB (E 39th Street Housing) - Series A
              Guaranteed by Federal National Mortgage Association               11/15/31     1.85       5,000,000  VMIG-1
   4,880,000  New York City, NY IDA Civil Facilities (Center For Jewish History)
              LOC Allied Irish Bank                                             09/01/31     1.86       4,880,000  VMIG-1
  10,000,000  New York City, NY IDA Special Facility RB
              (Korean Airlines Company Limited Project) - Series 1997
              LOC Citibank, N.A.                                                11/01/24     1.95      10,000,000  VMIG-1   A1+
   2,000,000  New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System)                                            06/15/33     1.90       2,000,000           A1+
   7,200,000  New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System) - Series G
              Insured by FGIC                                                   06/15/24     1.90       7,200,000  VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                   06/15/23     1.90%   $  5,000,000           A1+
   3,555,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                   06/15/29     1.90       3,555,000           A1+
   1,200,000  New York City, NY Trust For Cultural Resources
              (Carnegie Hall) - Series 1990
              LOC Westdeutche Landesbank                                        12/01/15     1.80       1,200,000  VMIG-1   A1+
   1,800,000  New York IDA Civil Facilities (1989 Audubon Society)
              LOC Union Bank of Switzerland                                     12/01/14     1.95       1,800,000           A1+
   9,555,000  New York State Development Corporation (Eagle)                    07/01/16     1.90       9,555,000           A1+
     995,000  New York State Dormitory Authority (Merlots)
              Insured by AMBAC Indemnity Corp.                                  02/15/18     1.91         995,000  VMIG-1
   3,100,000  New York State Dormitory Authority (Wagner College Project)
              LOC Morgan Guaranty Trust Company                                 07/01/28     1.80       3,100,000           A1+
   2,900,000  New York State Dormitory Authority RB
              (Cornell University) - Series A
              LOC Toronto Dominion Bank                                         07/01/29     1.75       2,900,000           A1+
   9,500,000  New York State Dormitory Authority RB
              (Columbia University) - Series C                                  07/01/27     1.75       9,500,000           A1+
   5,515,000  New York State Dormitory Authority RB
              (Oxford University Press Inc.)
              LOC Landesbank Hessen                                             07/01/23     1.95       5,515,000  VMIG-1
  13,500,000  New York State ERDA (New York Electric & Gas)
              LOC Mellon Bank                                                   02/01/29     2.00      13,500,000  VMIG-1   A1+
     650,000  New York State ERDA (New York State Electric & Gas) - Series D
              LOC Bank One                                                      10/01/29     1.90         650,000  VMIG-1   A1+
   1,000,000  New York State ERDA PCRB (New York State Electric & Gas)
              LOC Bank One                                                      06/01/29     1.90       1,000,000  VMIG-1   A1+
   2,000,000  New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985B
              LOC Bank One                                                      12/01/25     1.90       2,000,000    P1
   2,300,000  New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985C
              LOC Bank One                                                      12/01/25     1.90       2,300,000    P1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2002
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
 Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,450,000  New York State ERDA PCRB
              (Niagara Mohawk Power Corporation Project)
              LOC Toronto Dominion Bank                                         12/01/26     1.95%   $  3,450,000    P1
   3,200,000  New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1987A
              LOC Toronto Dominion Bank                                         03/01/27     1.95       3,200,000    P1
   7,200,000  New York State HFA (70 Battery Place) - Series A
              Collateralized by Federal National Mortgage Association           05/15/29     1.90       7,200,000  VMIG-1
  12,000,000  New York State HFA (Normandie Court II Project) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/29     1.90      12,000,000  VMIG-1
  12,000,000  New York State HFA RB (Saxony Housing) - Series 1997A             05/15/30     1.90      12,000,000  VMIG-1
   8,300,000  New York State HFA RB (750 Fifth Avenue Project) - Series A
              Guaranteed by Federal National Mortgage Association               05/15/31     1.85       8,300,000  VMIG-1
   4,000,000  New York State HFA RB (Union Square Housing)
              Guaranteed by Federal National Mortgage Association               11/01/24     1.85       4,000,000  VMIG-1
   6,300,000  New York State HFA RB - Series A
              Guaranteed by Federal National Mortgage Association               05/01/29     1.85       6,300,000  VMIG-1
   9,400,000  New York State Local Government
              Assistance Corporation - Series 1994B
              LOC Westdeutsche Landesbank/Bayerische Landesbank                 04/01/23     1.75       9,400,000  VMIG-1   A1+
   1,000,000  New York State Local Government Assistance Corporation - Series E
              LOC Bank of Nova Scotia                                           04/01/25     1.75       1,000,000  VMIG-1   A1+
   2,300,000  New York State Local Government Assistance Corporation - Series C
              LOC Landesbank Hessen                                             04/01/25     1.75       2,300,000  VMIG-1   A1+
   8,000,000  New York State Local Government
              Assistance Corporation - Series 1995F
              LOC Toronto Dominion Bank                                         04/01/25     1.75       8,000,000  VMIG-1   A1+
     175,000  New York State Medical Care Pooled
              Equipment Authority - Series 1994A
              LOC Chase Manhattan Bank, N.A.                                    11/01/03     1.85         175,000  VMIG-1
  40,000,000  New York Tobacco #PA797
              LOC Merrill Lynch & Company, Inc.                                 07/15/39     1.95      40,000,000  VMIG-1
  12,250,000  New York Triborough Bridge & Tunnel Authority BAN - Series C
              Insured by AMBAC Indemnity Corp.                                  01/01/13     1.75      12,250,000  VMIG-1   A1+
  15,000,000  New York Triborough Bridge Tunnel Authority BAN - Series A        01/01/03     1.40      15,000,000  VMIG-1  SP-1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,670,000  New York, NY GO Bonds - Series 1993B
              Insured by FGIC                                                   10/01/21     2.00%   $  1,670,000  VMIG-1   A1+
   4,000,000  Port of Authority of New York And New Jersey
              Robins Trust Receipts Class F - Series 10
              Insured by FSA                                                    01/15/17     1.85       4,000,000  VMIG-1   A1+
   2,055,000  Puerto Rico Housing Finance Corporate (Eagle) - Series 2000-C5102
              Insured by AMBAC Indemnity Corp.                                  10/01/11     1.95       2,055,000           A1+
   1,000,000  Puerto Rico Infrastructure Financing Authority
              (Eagle Trust) - Series 2001(c)                                    10/01/34     1.85       1,000,000
   2,000,000  Saint Lawrence County, NY IDA (Aluminum Company of America)       12/01/33     2.43       2,000,000           A1
   5,000,000  Warren & Washington Counties, NY IDA IDRB
              (Griffith Micro Science Inc. Project) - Series 1994
              LOC Bank One                                                      12/01/14     1.95       5,000,000           A1+
------------                                                                                         ------------
 365,485,000  Total Variable Rate Demand Instruments                                                  365,485,000
------------                                                                                         ------------
Variable Rate Demand Instruments - Private Placements (d) (1.50%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Blaser Real Estate 1986
              LOC Union Bank of Switzerland                                     09/01/21     3.09%   $  3,000,000    P1     A1+
   3,500,000  Blaser Real Estate 1990
              LOC Union Bank of Switzerland                                     09/01/21     3.09       3,500,000    P1     A1
     203,750  Troy Mall Associates - Series 1985B
              LOC Key Bank, N.A.                                                07/01/15     2.85         203,750    P1     A1
    648,750   Troy Mall Associates - Series 1985C
              LOC Key Bank, N.A.                                                04/01/16     2.85         648,750    P1     A1
------------                                                                                         ------------
   7,352,500  Total Variable Rate Demand Instruments - Private Placements                               7,352,500
------------                                                                                         ------------
              Total Investments (100.02%)(Cost $491,082,077+)                                         491,082,077
              Liabilities In Excess Of Cash And Other Assets (-0.02%)                                (    115,530)
                                                                                                      -----------
              Net Assets (100.00%)                                                                   $490,966,547
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 360,617,934 Share Outstanding (Note 3)                                 $       1.00
                                                                                                     ============
              Class B Shares,  31,610,912 Share Outstanding (Note 3)                                 $       1.00
                                                                                                     ============
              Victory Shares,  98,719,178 Share Outstanding (Note 3)                                 $       1.00
                                                                                                     ============

              +    Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2002
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY:
    BAN      =   Bond Anticipation Note                         IDRB     =   Industrial Development Revenue Bond
    ERDA     =   Energy and Research Development Authority      LOC      =   Letter of Credit
    FGIC     =   Financial Guaranty Insurance Company           MHRB     =   Multi-Family Housing Revenue Bond
    FHA      =   Federal Housing Administration                 MTA      =   Metropolitan Transit Authority
    FSA      =   Financial Security Assurance                   PCRB     =   Pollution Control Revenue Bond
    GO       =   General Obligation                             RAN      =   Revenue Anticipation Note
    HDC      =   Housing Development Corporation                RB       =   Revenue Bond
    HFA      =   Housing Finance Authority                      TAN      =   Tax Anticipation Note
    IDA      =   Industrial Development Authority               UFSD     =   Unified School District




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2002
(UNAUDITED)
================================================================================



INVESTMENT INCOME
Income:

   Interest.....................................................................       $ 3,928,259
                                                                                        ----------
Expenses: (Note 2)

   Investment management fee....................................................           775,578

   Administration fee...........................................................           542,905

   Shareholder servicing fee (Class A)..........................................           371,369

   Shareholder servicing fee (Victory shares)...................................           102,891

   Custodian expenses...........................................................            10,789

   Shareholder servicing and
       related shareholder expenses+............................................           157,045

   Legal, compliance and filing fees............................................            45,323

   Audit and accounting.........................................................            42,391

   Directors' fees and expenses.................................................            10,633

   Other expenses...............................................................             5,307
                                                                                        ----------
       Total expenses...........................................................         2,064,231

       Less:  Expenses paid indirectly..........................................       (     1,674)
                                                                                        ----------
              Net expenses......................................................         2,062,557
                                                                                        ----------
Net investment income...........................................................         1,865,702



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................            22,226
                                                                                        ----------
Increase in net assets from operations..........................................       $ 1,887,928
                                                                                        ==========



+ Includes class specific transfer agency expenses of $105,448, $10,698, $29,215 for Class A, Class B, and Victory shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                        Six Months
                                                                           Ended                  Year
                                                                     October 31, 2002             Ended
                                                                        (Unaudited)           April 30, 2002
                                                                        -----------           --------------

INCREASE (DECREASE) IN NET ASSETS


Operations:

    Net investment income.........................................      $  1,865,702           $   7,004,671
    Net realized gain (loss) on investments.......................            22,226                  -0-
                                                                        ------------           -------------
    Increase in net assets from operations........................         1,887,928               7,004,671
Dividends to shareholders from net investment income
    Class A.......................................................      (  1,309,860)*         (   4,886,822)*
    Class B.......................................................      (    195,957)*         (     760,329)*
    Evergreen shares..............................................            -0-              (     197,932)*
    Victory shares................................................      (    359,885)*         (   1,159,588)*
Capital share transactions (Note 3)
    Class A.......................................................        16,720,551           (  62,896,943)
    Class B.......................................................      ( 18,831,179)              5,292,831
    Evergreen shares..............................................            -0-              (  26,235,846)
    Victory shares................................................         8,755,627              11,535,924
                                                                        ------------           -------------
        Total increase (decrease).................................         6,667,225           (  72,304,034)
Net assets:
    Beginning of year.............................................       484,299,322             556,603,356
                                                                        ------------           -------------
    End of year...................................................      $490,966,547           $ 484,299,322
                                                                        ============           =============



*    Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1.   Summary of Accounting Policies.

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund had four classes of stock authorized, Class A, Class B, Evergreen and Victory Shares. The Class A, Evergreen and Victory shares are subject to a service fee pursuant to the Distribution Plan. Evergreen shares liquidated on September 24, 2001; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Evergreen and Victory shares commenced on August 27, 1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), equal to .30% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Evergreen and Victory shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to such classes. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $128,223 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also included under the same caption are expenses paid indirectly of $1,674.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $4,000 per annum plus $750 per meeting attended.

3. Capital Stock

At October 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $490,946,335. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months
                                                     Ended                              Year
                                               October 31, 2002                         Ended
                                                  (Unaudited)                      April 30, 2002
Class A                                           -----------                      --------------
-------
Sold......................................        339,945,955                         774,977,392
Issued on reinvestment of dividends.......            688,867                           4,919,435
Redeemed..................................       (323,914,271)                       (842,793,770)
                                                  -----------                         -----------
Net increase (decrease)...................         16,720,551                        ( 62,896,943)
                                                  ===========                         ===========


Class B
-------
Sold......................................        121,766,375                         295,120,137
Issued on reinvestment of dividends.......            199,360                             767,559
Redeemed..................................       (140,796,914)                       (290,594,865)
                                                  -----------                         -----------
Net increase..............................       ( 18,831,179)                          5,292,831
                                                  ===========                         ===========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

3. Capital Stock (Continued)

                                                                                        Year
                                                                                        Ended
                                                                                   April 30, 2002
Evergreen Shares*                                                                  --------------
-----------------
Sold.........................................................................          14,491,136
Issued on reinvestment of dividends..........................................             197,913
Redeemed.....................................................................        ( 40,924,895)
                                                                                      -----------
Net increase (decrease)......................................................        ( 26,235,846)
                                                                                      ===========

* Evergreen shares liquidated on September 24, 2001.



                                                  Six Months
                                                     Ended                              Year
                                               October 31, 2001                         Ended
                                                  (Unaudited)                      April 30, 2001
Victory Shares                                    -----------                      --------------
--------------
Sold......................................         89,314,035                         145,042,598
Issued on reinvestment of dividends.......            359,869                           1,159,527
Redeemed..................................       ( 80,918,277)                       (134,666,201)
                                                  -----------                         -----------
Net increase..............................          8,755,627                          11,535,924
                                                  ===========                         ===========



4. Sales of Securities

The Fund has accumulated realized capital gains at October 31, 2002 amounting to $20,212.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 70% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

6. Financial Highlights

                                                  Six Months
                                                    Ended                             Year Ended April 30,
CLASS A                                        October 31, 2002    -----------------------------------------------------------
-------                                          (Unaudited)        2002         2001         2000         1999          1998
                                                  ---------        ------       ------       ------       ------        ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
Income from investment operations:                 -------         -------      -------      -------      -------       -------
  Net investment income........................      0.004           0.012        0.031        0.026        0.025         0.029
Less distributions:
  Dividends from net investment income.........    ( 0.004)        ( 0.012)     ( 0.031)     ( 0.026)     ( 0.025)      ( 0.029)
                                                    ------          ------       ------       ------       ------        ------
Net asset value, end of period.................    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                                   =======         =======      =======      =======      =======       =======
Total Return...................................      0.36%(a)        1.23%        3.11%        2.62%        2.48%         2.90%
Ratios/Supplemental Data
Net assets, end of period (000)................    $360,632        $343,895     $406,791     $323,216     $473,965      $370,044
Ratios to average net assets:
  Expenses (b).................................      0.81%(c)        0.85%        0.87%        0.86%        0.85%         0.85%
  Net investment income........................      0.70%(c)        1.27%        3.03%        2.59%        2.43%         2.85%
  Expenses paid indirectly.....................      0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%


                                                 Six Months
                                                    Ended                             Year Ended April 30,
CLASS B                                        October 31, 2002    -----------------------------------------------------------
-------                                          (Unaudited)        2002         2001         2000         1999          1998
                                                  ---------        ------       ------       ------       ------        ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
Income from investment operations:                 -------         -------      -------      -------      -------       -------
  Net investment income........................      0.005           0.015        0.033        0.028        0.027         0.031
Less distributions:
  Dividends from net investment income.........    ( 0.005)        ( 0.015)     ( 0.033)     ( 0.028)     ( 0.027)      ( 0.031)
                                                    ------          ------       ------       ------       ------        ------
Net asset value, end of period.................    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                                   =======         =======      =======      =======      =======       =======
Total Return...................................      0.46%(a)        1.46%        3.37%        2.84%        2.70%         3.12%
Ratios/Supplemental Data
Net assets, end of period (000)................    $31,612         $50,441      $45,149      $39,277      $ 7,377       $ 4,412
Ratios to average net assets:
  Expenses (b).................................      0.61%(c)        0.62%        0.62%        0.64%        0.64%         0.64%
  Net investment income........................      0.92%(c)        1.44%        3.31%        2.87%        2.68%         2.94%
  Expenses paid indirectly.....................      0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)


                                                   Six Months
                                                     Ended            Year Ended April 30,            August 27, 1999
VICTORY SHARES                                  October 31, 2002    -----------------------     (Commencement of Offering)
--------------                                    (Unaudited)         2002           2001            to April 30, 2000
                                                   ---------        --------       --------          -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00          $  1.00        $  1.00               $  1.00
Income from investment operations:                 --------         --------       --------              --------
  Net investment income........................       0.004            0.012          0.031                 0.018
Less distributions:
  Dividends from net investment income             (  0.004)        (  0.012)      (  0.031)             (  0.018)
                                                    -------          -------        -------               -------
Net asset value, end of period.................    $  1.00          $  1.00        $  1.00               $  1.00
                                                   ========         ========       ========              ========
Total Return...................................       0.36%(a)         1.23%          3.11%                 1.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $  98,723        $  89,963      $  78,428             $  65,745
Ratios to average net assets:
  Expenses (b).................................       0.81%(c)         0.85%          0.87%                 0.86%(c)
  Net investment income........................       0.70%(c)         1.27%          3.03%                 2.59%(c)
  Expenses paid indirectly.....................       0.00%(c)         0.00%          0.00%                 0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

===============================================================================



                                              Directors and Officers Information
                                                       October 31, 2002+
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
                          Position(s)   Term of Office  Principal Occupation(s)    Number of Portfolios in      Other
  Name, Address1,          Held with    and Length of        During Past                Fund Complex        Directorships
     and Age                 Fund        Time Served           5 Years               Overseen by Director      held by
                                                                                          or Officer           Director

------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Disinterested Directors:
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Edward A. Kuczmarksi,       Director         1984       Certified Public            Director of one         Trustee of the
Age 53                                                  Accountant and Partner of   portfolio               Empire Builder
                                                        Hays & Company since 1980.                          Tax Free Bond
                                                                                                            Fund
------------------------ --------------  -------------- -------------------------- -----------------------  ---------------
Caroline E. Newell,         Director         1984       Director of the Park        Director of one         Trustee of the
Age 62                                                  Avenue Church Day School    portfolio               Empire Builder
                                                        since 2001.  Director of                            Tax Free Bond
                                                        Le Chateau des Enfants                              Fund
                                                        and the American School
                                                        in Switzerland, both
                                                        since 1990.
------------------------ --------------  -------------- -------------------------- -----------------------  ---------------
John P. Steines,            Director         1984       Professor of Law, New       Director of one         Trustee of the
Age 54                                                  York University School of   portfolio               Empire Builder
                                                        Law since 1980.                                     Tax Free Bond
                                                                                                            Fund
------------------------ --------------  -------------- -------------------------- -----------------------  ---------------




+ The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================



                                              Directors and Officers Information
                                                 October 31, 2002+ (continued)
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
                          Position(s)   Term of Office  Principal Occupation(s)    Number of Portfolios in      Other
  Name, Address1,          Held with    and Length of        During Past                Fund Complex        Directorships
     and Age                 Fund        Time Served           5 Years               Overseen by Director      held by
                                                                                          or Officer           Director

------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Interested Directors/Officers:
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Steven W. Duff,          President and       1994       Manager and President of    Director/Trustee              N/A
Age 49                   Director2                      Reich & Tang Asset          and/or Officer of
                                                        Management, LLC ("RTAM,     sixteen portfolios
                                                        LLC"), a registered
                                                        Investment Advisor.
                                                        Associated with RTAM, LLC
                                                        since 1994.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Molly Flewharty,         Vice President      1986       Senior Vice President of    Officer of sixteen            N/A
Age 51                                                  RTAM, LLC.  Associated      portfolios
                                                        with RTAM, LLC since 1977.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Lesley M. Jones,         Vice President      1986       Senior Vice President of    Officer of ten                N/A
Age 54                                                  RTAM, LLC.  Associated      portfolios
                                                        with RTAM, LLC since 1973.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Dana E. Messina,         Vice President      1986       Executive Vice President    Officer of                    N/A
Age 46                                                  of RTAM, LLC.  Associated   thirteen portfolios
                                                        with RTAM, LLC since 1980.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Richard DeSanctis,       Treasurer and       1992       Executive Vice President,   Officer of sixteen            N/A
Age 46                   Assistant                      CFO and Treasurer of        portfolios
                         Secretary                      RTAM, LLC.  Associated
                                                        with RTAM, LLC since 1990.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President of    Officer of sixteen            N/A
Age 38                   Assistant                      RTAM, LLC.  Associated      portfolios
                         Treasurer                      with RTAM, LLC since 1986.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------




+ The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



NY10/02S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.









                               Semi-Annual Report
                                 October 31,2002
                                   (Unaudited)















--------------------------------------------------------------------------------